[Front cover]

Semiannual Report January 31, 2001

Oppenheimer
Main Street(R)
Opportunity Fund

[LOGO]OPPENHEIMERFUNDS\R\
      THE RIGHT WAY TO INVEST

PRESIDENT'S LETTER

JAMES C. SWAIN
Chairman
Oppenheimer
Main Street (R) Opportunity Fund

BRIDGET A. MACASKILL
President
Oppenheimer
Main Street (R) Opportunity Fund

DEAR SHAREHOLDER,
The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

Market conditions shifted dramatically during 2000. When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By mid-year, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow--triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.

The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification--the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary policy of the past 18 months by reducing key short-term interest rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a "soft landing."

Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.

2 Oppenheimer Main Street (R) Opportunity Fund

OPPENHEIMER MAIN STREET (R) OPPORTUNITY FUND

In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets--but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds' past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund's investment approach. Regardless of the short-term movements of the financial markets, these principles--fundamental parts of The Right Way to Invest--should serve investors well in 2001 and beyond.


Sincerely,

/S/James C. Swain                      /S/Bridget A. Macaskill

James C. Swain                         Bridget A. Macaskill

February 22, 2001


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict the performance of the securities markets or any Particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

3 Oppenheimer Main Street (R) Opportunity Fund

OPPENHEIMER MAIN STREET (R) OPPORTUNITY FUND

PORTFOLIO MANAGEMENT TEAM
Charles Albers
Nikolaos Monoyios

HOW DID OPPENHEIMER MAIN STREET (R) OPPORTUNITY FUND PERFORM FROM THE FUND'S INCEPTION ON SEPTEMBER 25, 2000 UNTIL JANUARY 31, 2001?
In our view, the Fund is off to a very good start. As assets have flowed into the Fund, we have moved quickly to put that money to work in a broadly diversified portfolio of stocks from all capitalization ranges. While just over four months is too short a time frame to assess performance realistically, we are nonetheless pleased that the Fund has significantly outperformed its benchmark, the Russell 3000 Index.(1)

We attribute this good start to the effectiveness of our disciplined approach to asset allocation and security selection, which combines quantitative models with the judgment of experienced portfolio managers.

HOW IS THE FUND MANAGED?
The investment objective of Oppenheimer Main Street (R) Opportunity Fund is long-term capital appreciation. Because this is a multicap core fund, our investment strategy begins with a computerized search among large-, mid- and small-cap stocks in order to identify solid, growing companies that are available at reasonable prices. By searching for opportunities within the entire universe of stocks, rather than focusing on just one capitalization range, the Fund strives to identify individual companies with superior prospects. We also use top-down models to assess macroeconomic factors and their potential effects on the various capitalization ranges within the broad stock market.

Although the Fund is new, our approach is not. As experienced portfolio managers, we have been employing similar models and analyses in the management of stocks for more than 25 years.

WHAT IS THE FUND'S INVESTMENT APPROACH?
We employ a disciplined investment process that combines quantitative and fundamental analysis. On the quantitative side, we use sophisticated models to evaluate statistics related to approximately 3,000 individual stocks. These computer programs examine a variety of data to determine which areas of the stock market offer the best prospects. For example, the models help us decide whether to favor growth stocks or value stocks, large, mid-sized or smaller capitalization stocks, and so forth. The models also suggest which industries and market sectors may contain the most attractive individual investment opportunities. Further quantitative analysis assigns a ranking to each of the 3,000 stocks according to its prospects over the next six to 12 months.

After the models have completed their work, we evaluate recent business developments, such as mergers and acquisitions, and use our judgment to make final decisions on the portfolio holdings.




1. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. The Russell 3000 Index is unmanaged, includes the reinvestment of income and cannot be purchased directly by investors. Index performance is for illustrative purposes only, and does not predict or depict the performance of the Fund.


4 Oppenheimer Main Street (R) Opportunity Fund

OPPENHEIMER MAIN STREET (R) OPPORTUNITY FUND

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE REPORTING PERIOD?
The overall stock market has been in a downturn since the Fund's inception. Slowing economic growth raised concerns among investors about the sustainability of many companies' earnings growth rates. As a result, highly valued and growth-oriented stocks--especially those related to technology, telecommunications and the Internet--fell precipitously through the end of 2000. Investors instead turned to value-oriented stocks offering proven track records of consistent revenue and earnings growth in a variety of economic climates. This is a dramatic departure from the trends that prevailed just one year ago, when technology stocks soared amid investor enthusiasm for anything related to the so-called "new economy." Toward the end of the period, the Federal Reserve Board (the "Fed") began reducing interest rates to bolster the flagging economy.

In this environment, small- and mid-cap stocks have generally outperformed large-cap stocks. Because smaller capitalization stocks did not participate as strongly as large caps in the market rallies of 1998 and 1999, their valuations were generally lower than large-cap stocks in 2000. As a result, small- and mid-cap stocks were more attractive to investors seeking sound growth characteristics at a reasonable price.

IN WHAT TYPES OF COMPANIES HAS THE FUND INVESTED?
Oppenheimer Main Street Opportunity Fund invests in companies from all market sectors and industries according to their rankings in our models and the result of our fundamental research. However, more recently, the Fund has emphasized small- and mid-cap stocks over large- and mega-cap companies. Accordingly, as of January 31, 2001, the Fund's average weighted market capitalization was $26.2 billion, compared to that of Russell 3000, which was $97.2 billion.

In addition, relative to the Russell 3000 Index, the portfolio has above-average exposure to energy companies, which we expect to benefit from relatively high oil and natural gas prices, and consumer cyclicals, which should benefit from falling interest rates and pending tax cuts. In terms of technology, the Fund began the period with a smaller allocation to the sector than its benchmark, and by year-end increased its position to a larger exposure than the benchmark, taking advantage of depressed prices. However, after the strong resurgence of many of these holdings in January, the Fund has reduced its positions in some of these stocks, returning to a slightly smaller allocation to technology than its benchmark.

As of the end of January, we have below-average exposure to consumer staples, communications services, healthcare and financial services. It is important to note that, within the portfolio, our sector weightings are primarily a result of our individual stock selections--not the result of any overall allocation strategy. Remember, also, that the Fund's composition could change at any time, as market conditions evolve.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We are generally optimistic about the prospects for the stock market, especially among small- and mid-cap stocks. Our quantitative models and fundamental analyses indicate that stocks in the smaller capitalization ranges currently have more attractive growth and valuation characteristics than very large stocks. In addition, historical trends suggest that smaller stocks are more likely to perform well during a period when the Fed is easing interest rates.

Regardless of where the most attractive opportunities may be found, we will continue to adhere to the disciplined investment style that has helped the Fund get off to a good start. Our quantitative models and fundamental research are designed to help us identify the best market sectors, investment styles and individual companies in the multicap universe at any particular time. This disciplined, long-term approach to stocks in all capitalization ranges is part of The Right Way to Invest.



Oppenheimer Main Street Opportunity Fund is a new fund with a limited operating history. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations and current performance may be less than the results shown. Past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund currently emphasizes investments in small-cap stocks, which may be volatile, especially in the short term. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.


5 Oppenheimer Main Street (R) Opportunity Fund





------------------------------------------------------------------------------------------------------------------------------
Statement of Investments                                                              January 31, 2001 (Unaudited)


                                                                                                                     Market Value
                                                                                                Shares               See Note 1
------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 96.0%
------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 3.0%
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%
------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                             1,400               $ 65,394
------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                    900                 20,295
------------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                                                              2,500                 90,000
------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                         3,300                 72,831
------------------------------------------------------------------------------------------------------------------------------
International Specialty Products, Inc.                              1                           11,000                 84,040
------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                            5,500                 89,375
------------------------------------------------------------------------------------------------------------------------------
Millennium Chemicals, Inc.                                                                       4,700                 79,289
------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                             4,100                 77,859
------------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                         600                 10,746
------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc.                                                                                   1,000                 48,600
------------------------------------------------------------------------------------------------------------------------------
Solutia, Inc.                                                                                    6,500                 81,640
                                                                                                            ------------------
                                                                                                                      720,069
------------------------------------------------------------------------------------------------------------------------------
Gold & Precious Minerals - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Gold Mining:  Canada - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Placer Dome, Inc.                                                                               10,500                 92,715
------------------------------------------------------------------------------------------------------------------------------
Metals - 0.7%
------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp.                                                                           7,000                 65,520
------------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                     4,000                 67,400
------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                       1,100                 30,327
------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co., NV                                                                    2,000                 34,500
------------------------------------------------------------------------------------------------------------------------------
Metals:  Diversified - 0.1%
------------------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc.                                                                       4,000                 49,200
------------------------------------------------------------------------------------------------------------------------------
Nickel - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                           1                            4,200                 66,738
------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%
------------------------------------------------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                                                                       4,500                 70,380
                                                                                                            ------------------
                                                                                                                      384,065
------------------------------------------------------------------------------------------------------------------------------
Paper - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    1,200                 63,300
------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc.                                          1                            4,400                 61,468
------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                            2,500                 77,275
------------------------------------------------------------------------------------------------------------------------------
Glatfelter (P.H.) Co.                                                                            2,500                 30,250
------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp.                                                        1                            3,300                 39,006
------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                       1                            4,700                 68,150
------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                   900                 47,250
                                                                                                            ------------------
                                                                                                                      386,699
------------------------------------------------------------------------------------------------------------------------------
Capital Goods - 9.5%
------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.8%
------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.                                                  1                            3,000                 57,000
------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                       2,500                146,250
------------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.                                        1                              100                  2,475
------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.                                                        1                            7,900                 92,430
------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                                                                                     1,000                 25,230
------------------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc.                                                 1                            1,000                 39,000
------------------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                        2,000                 72,720
                                                                                                            ------------------
                                                                                                                      435,105

 6  Oppenheimer Main Street Opportunity Fund


------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                               1                              900              $  43,560
------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                        4,600                100,556
------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                                              1,000                 21,820
------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems, Inc.                                           1                            8,500                 97,219
------------------------------------------------------------------------------------------------------------------------------
California Amplifier, Inc.                                          1                            8,000                109,500
------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc.                                                   1                            1,700                 47,430
------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                                  1                            2,500                122,305
------------------------------------------------------------------------------------------------------------------------------
Interlogix, Inc.                                                    1                            2,400                 48,900
------------------------------------------------------------------------------------------------------------------------------
Kemet Corp.                                                         1                            3,800                 87,400
------------------------------------------------------------------------------------------------------------------------------
LTX Corp.                                                           1                              600                 10,912
------------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                                               1,700                 53,762
------------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.                                            1                            1,600                 35,600
------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                     1,900                 89,642
------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                        1                            1,900                 41,420
------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc.                                1                            2,800                 29,680
                                                                                                            ------------------
                                                                                                                      939,706
------------------------------------------------------------------------------------------------------------------------------
Industrial Services - 2.6%
------------------------------------------------------------------------------------------------------------------------------
AnswerThink Consulting Group, Inc.                                  1                           19,200                148,200
------------------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                                               1,000                 37,100
------------------------------------------------------------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                                                                          800                 21,550
------------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc.                                              1                              800                 19,650
------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Corp.                                                                            11,700                 97,110
------------------------------------------------------------------------------------------------------------------------------
Fritz Cos., Inc.                                                    1                            5,600                 68,250
------------------------------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                                      3,000                113,310
------------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                       2,300                 68,103
------------------------------------------------------------------------------------------------------------------------------
Hall, Kinion & Associates, Inc.                                     1                              800                 16,800
------------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A                                1                            3,000                103,875
------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A                                                                           7,000                 69,125
------------------------------------------------------------------------------------------------------------------------------
Management Network Group, Inc. (The)                                1                              500                  6,375
------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                            2,600                 74,425
------------------------------------------------------------------------------------------------------------------------------
National Data Corp.                                                                              3,000                116,700
------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.                                               1                            2,300                 74,152
------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                               2,000                 35,600
------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                     1                            2,800                 74,900
------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                         1                           30,162                116,124
------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                                            1,700                 58,191
------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services, Inc.                                                                  2,000                 37,000
                                                                                                            ------------------
                                                                                                                    1,356,540
------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.3%
------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                        1                            2,000                103,220
------------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc.                                            1                            6,100                109,037
------------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                       1,000                 39,960
------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc.                                             1                            1,800                 68,175
------------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.                                                      1                              300                 15,281
------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.                                              1                            3,400                 85,425
------------------------------------------------------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc.                                                                     12,100                102,245
------------------------------------------------------------------------------------------------------------------------------
Cummins Engine Co., Inc.                                                                         2,100                 78,792


 7  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Manufacturing (continued)
------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                        500              $  21,460
------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                      1,600                 66,240
------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp.                                                     1                            3,100                 69,874
------------------------------------------------------------------------------------------------------------------------------
FSI International, Inc.                                             1                            1,100                 11,069
------------------------------------------------------------------------------------------------------------------------------
GSI Lumonics, Inc.                                                  1                            4,000                 53,250
------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                                             2,700                 32,400
------------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp.                                                 1                            3,500                 89,530
------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.                                  1                              800                 41,440
------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                          1                            2,749                 82,642
------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                    800                 44,400
------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                             800                 11,392
------------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.                                               1                              300                  8,269
------------------------------------------------------------------------------------------------------------------------------
Robotic Vision System, Inc.                                         1                            8,300                 29,050
------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.                                          1                              500                 25,375
------------------------------------------------------------------------------------------------------------------------------
Sanmina Corp.                                                       1                            1,400                 68,075
------------------------------------------------------------------------------------------------------------------------------
Scott Technologies, Inc.                                            1                            2,000                 46,125
------------------------------------------------------------------------------------------------------------------------------
SLI, Inc.                                                                                       20,000                161,600
------------------------------------------------------------------------------------------------------------------------------
SPS Technologies, Inc.                                              1                            2,000                100,000
------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                           5,500                 82,225
------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                               6,000                150,750
------------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. B                                                                     1,500                 68,062
------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                     1                            2,300                 88,550
------------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                              1,300                 66,287
------------------------------------------------------------------------------------------------------------------------------
Terex Corp.                                                         1                            5,900                107,026
------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                                   2,600                 43,940
------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc.                                                                         3,000                 70,650
------------------------------------------------------------------------------------------------------------------------------
Viasystems Group, Inc.                                              1                              900                  9,018
                                                                                                            ------------------
                                                                                                                    2,250,834
------------------------------------------------------------------------------------------------------------------------------
Communication Services - 3.3%
------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Long Distance - 2.5%
------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                        1                            3,900                109,687
------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                        1                            2,400                 47,550
------------------------------------------------------------------------------------------------------------------------------
APAC Teleservices, Inc.                                             1                            3,800                 17,100
------------------------------------------------------------------------------------------------------------------------------
BroadWing, Inc.                                                     1                            2,100                 58,968
------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.                                1                              400                 36,125
------------------------------------------------------------------------------------------------------------------------------
Datum, Inc.                                                         1                            1,000                 27,750
------------------------------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.                                            1                              600                  9,637
------------------------------------------------------------------------------------------------------------------------------
General Cable Corp.                                                                             15,000                158,400
------------------------------------------------------------------------------------------------------------------------------
Infonet Services Corp., Cl. B                                       1                            3,500                 19,215
------------------------------------------------------------------------------------------------------------------------------
Intervoice-Brite, Inc.                                              1                           11,200                130,200
------------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc.                                                   1                            1,700                 23,162
------------------------------------------------------------------------------------------------------------------------------
MasTec, Inc.                                                        1                              700                 13,391
------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.                                                      1                            2,000                 73,500
------------------------------------------------------------------------------------------------------------------------------
SymmetriCom, Inc.                                                   1                            1,500                 27,469
------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                     500                 52,750
------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A                                    1                            1,200                 91,275
------------------------------------------------------------------------------------------------------------------------------
Tollgrade Communications, Inc.                                      1                              600                 22,275
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     7,000                384,650
                                                                                                            ------------------
                                                                                                                    1,303,104

8  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Wireless - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.                                                         1                            1,200              $   93,972
------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp.                                     1                            3,800                 76,237
------------------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc.                                              1                            1,000                 16,500
------------------------------------------------------------------------------------------------------------------------------
LCC International, Inc., Cl. A                                      1                            3,200                 40,800
------------------------------------------------------------------------------------------------------------------------------
o2wireless Solutions, Inc.                                          1                            3,000                 39,375
------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.                                            1                              500                 22,656
------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.                                          1                            1,100                 18,150
------------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.                                 1                            6,200                111,662
                                                                                                            ------------------
                                                                                                                      419,352
------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 12.6%
------------------------------------------------------------------------------------------------------------------------------
Autos & Housing - 3.3%
------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                               7,100                105,790
------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                             1,800                 80,550
------------------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                     2,100                 88,620
------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                                                                 600                 16,620
------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                         5,000                 65,650
------------------------------------------------------------------------------------------------------------------------------
Dal-Tile International, Inc.                                        1                            4,000                 59,600
------------------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                       4,800                 89,664
------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                                                  6,800                100,368
------------------------------------------------------------------------------------------------------------------------------
Direct Focus, Inc.                                                  1                              750                 24,000
------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                      1,100                 40,447
------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                             3,000                 96,030
------------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                          1,800                 57,618
------------------------------------------------------------------------------------------------------------------------------
Lear Corp.                                                          1                            3,600                104,724
------------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                                     2,200                 77,000
------------------------------------------------------------------------------------------------------------------------------
Pulte Corp.                                                                                      2,000                 69,000
------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                      700                 12,355
------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                              1                           11,600                 78,300
------------------------------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                                                3,600                 79,200
------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                              1,000                 34,320
------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                   3,500                131,075
------------------------------------------------------------------------------------------------------------------------------
Trex Co., Inc.                                                      1                              300                  9,003
------------------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                        4,300                 95,460
------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                                                    7,100                100,465
------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                  1,500                 78,735
------------------------------------------------------------------------------------------------------------------------------
York International Corp.                                                                         1,400                 43,050
                                                                                                            ------------------
                                                                                                                    1,737,644
------------------------------------------------------------------------------------------------------------------------------
Consumer Services - 0.3%
------------------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc.                                                     1                              800                 19,700
------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                              1                            2,600                 65,260
------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                    3,000                 84,000
                                                                                                            ------------------
                                                                                                                      168,960
------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment - 1.7%
------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.                                                    1                            4,400                 79,750
------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co.                                                   1                            4,100                 96,432
------------------------------------------------------------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A                                           1                            6,000                 83,400
------------------------------------------------------------------------------------------------------------------------------
Crestline Capital Corp.                                             1                            2,100                 53,445


 9  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment (continued)
------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            1,500              $  68,085
------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                     7,800                 92,664
------------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc.                                                 1                            7,000                 83,562
------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                              2,100                 96,936
------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.                                                                                 1,800                 52,470
------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.                                      1                            3,500                 39,375
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                        2,800                107,800
------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.                                                1                            2,100                 42,021
                                                                                                            ------------------
                                                                                                                      895,940
------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%
------------------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                      3,600                 93,204
------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                     6,200                130,138
------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                      4,000                109,360
------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.                                                      1                            6,200                 73,966
------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                1                            1,800                 43,830
------------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A                                                          3,000                102,000
------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp.                                                    1                            1,000                 45,437
                                                                                                            ------------------
                                                                                                                      597,935
------------------------------------------------------------------------------------------------------------------------------
Retail:  General - 1.1%
------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc.                                                                                  6,900                105,156
------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                                            1                            1,800                 54,787
------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                   1                            2,400                106,944
------------------------------------------------------------------------------------------------------------------------------
K Mart Corp.                                                        1                           12,800                112,000
------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                              1                              600                 23,364
------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                              2,400                 93,000
------------------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                    1                            5,000                 60,000
                                                                                                            ------------------
                                                                                                                      555,251
------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 4.2%
------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.                                                    1                           11,300                 84,750
------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                  1                            2,800                139,440
------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                                           1                            1,000                 42,750
------------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers, Inc.                                          1                              400                 15,800
------------------------------------------------------------------------------------------------------------------------------
Chico's Fas, Inc.                                                   1                            3,000                 98,812
------------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                           1                              600                 25,162
------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.-CarMax Group                              1                            8,000                 38,800
------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp.                                           1                            5,200                 67,600
------------------------------------------------------------------------------------------------------------------------------
Department 56, Inc.                                                 1                            6,000                 72,900
------------------------------------------------------------------------------------------------------------------------------
Factory 2-U Stores, Inc.                                            1                              600                 26,475
------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc.                                                        1                            3,000                 57,937
------------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc.                                        1                            1,200                 41,175
------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                                     1                            4,000                106,250
------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                           1                            2,200                 65,037
------------------------------------------------------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                                                                     5,500                104,500
------------------------------------------------------------------------------------------------------------------------------
Limited, Inc. (The)                                                                              5,300                109,498
------------------------------------------------------------------------------------------------------------------------------
McNaughton Apparel Group, Inc.                                      1                            1,400                 17,675
------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                               1                            3,100                124,387



10  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty (continued)
------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                                                  1                           10,400              $ 104,208
------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                            1                            1,500                107,550
------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc.                                                 1                              700                 10,325
------------------------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                                             6,200                 68,882
------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                           1                            4,000                108,960
------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                1,300                 29,737
------------------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc.                                                 1                            2,700                 25,164
------------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A                                     1                            3,300                 87,582
------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                              1,200                 63,444
------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp.                                                     1                            2,100                 75,731
------------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A                                               1                            1,500                 96,000
------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.                                                 1                            6,000                 77,700
------------------------------------------------------------------------------------------------------------------------------
Zale Corp.                                                          1                            3,000                111,900
                                                                                                            ------------------
                                                                                                                    2,206,131
------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                      1                            3,500                104,335
------------------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                     1,800                 40,302
------------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                               1                              500                 19,625
------------------------------------------------------------------------------------------------------------------------------
Nautica Enterprises, Inc.                                           1                            2,000                 33,500
------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.                                                1                            7,900                112,180
------------------------------------------------------------------------------------------------------------------------------
Too, Inc.                                                           1                            3,200                 60,288
------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                                         11,600                104,864
                                                                                                            ------------------
                                                                                                                      475,094
------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 5.4%
------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                        3,000                130,080
------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                              4,000                232,000
------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                 1,700                 66,300
                                                                                                            ------------------
                                                                                                                      428,380
------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.7%
------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                                1                            5,000                154,375
------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares                             1                            3,400                 76,500
------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.                                        1                              200                  6,325
------------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                      1                            5,600                120,904
------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.                                   1                            1,300                 24,537
                                                                                                            ------------------
                                                                                                                      382,641
------------------------------------------------------------------------------------------------------------------------------
Education - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Learning Tree International, Inc.                                   1                            1,000                 49,437
------------------------------------------------------------------------------------------------------------------------------
ProsoftTraining.com                                                 1                              800                 11,200
                                                                                                            ------------------
                                                                                                                       60,637
------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Aztar Corp.                                                         1                            1,300                 15,795
------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                         1                            5,000                129,800
------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                                 5,000                100,937
------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                         5,000                108,050
------------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                             12,100                101,337



11  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Entertainment (continued)
------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.                                     1                              500              $  11,937
------------------------------------------------------------------------------------------------------------------------------
Sonic Corp.                                                         1                            2,000                 46,125
------------------------------------------------------------------------------------------------------------------------------
Topps Co., Inc. (The)                                               1                            6,700                 63,650
------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                      5,000                119,900
                                                                                                            ------------------
                                                                                                                      697,531
------------------------------------------------------------------------------------------------------------------------------
Food - 0.8%
------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                              3,000                 70,200
------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., Non-Vtg.                                                                 3,900                 76,284
------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                   900                 39,411
------------------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.                                                                                1,400                 58,562
------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc.                                                          1                            8,900                 53,122
------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.                                              1                              400                 12,000
------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                      3,600                 96,912
                                                                                                            ------------------
                                                                                                                      406,491
------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                          1                            2,000                 49,100
------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                       1                              400                 20,268
                                                                                                            ------------------
                                                                                                                       69,368
------------------------------------------------------------------------------------------------------------------------------
Household Goods - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                              2,000                 84,600
------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                                                        4,000                 99,960
------------------------------------------------------------------------------------------------------------------------------
Dial Corp. (The)                                                                                 7,100                 99,826
------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.                                            1                            2,000                 49,200
------------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                   1                            4,200                 24,780
                                                                                                            ------------------
                                                                                                                      358,366
------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                                                         8,000                352,000
------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                                             2,700                142,965
                                                                                                            ------------------
                                                                                                                      494,965
------------------------------------------------------------------------------------------------------------------------------
Energy - 13.6%
------------------------------------------------------------------------------------------------------------------------------
Energy Services - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                         1,200                 68,280
------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                     1                            1,400                109,592
------------------------------------------------------------------------------------------------------------------------------
Cypress Energy, Inc., Cl. A                                         1                           15,000                 93,407
------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                        2,100                 75,705
------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     1,800                108,918
------------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.                                                 1                            4,000                115,000
------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.                                                 1                            3,700                 78,181
------------------------------------------------------------------------------------------------------------------------------
Ionic Energy, Inc.                                                  1                           25,000                 64,935
------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.                                                1                            1,000                 45,120
------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                           1                            2,500                 61,500
------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                           1                            1,200                 91,320
------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.                                      1                            2,300                 24,006
------------------------------------------------------------------------------------------------------------------------------
Syntroleum Corp.                                                    1                            6,000                 74,250
------------------------------------------------------------------------------------------------------------------------------
USEC, Inc.                                                                                       8,700                 49,677
------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                     1                            1,600                 78,208
                                                                                                            ------------------
                                                                                                                    1,138,099


12  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Oil:  Domestic - 7.2%
------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                               1,600              $ 111,040
------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                     1,200                 69,120
------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                    2,300                 85,077
------------------------------------------------------------------------------------------------------------------------------
Brown (Tom), Inc.                                                   1                              900                 28,294
------------------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co.                                                1                            1,000                 13,790
------------------------------------------------------------------------------------------------------------------------------
Chieftain International, Inc.                                       1                            5,000                117,500
------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 400                 21,920
------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              1,300                 56,862
------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               10,000                841,500
------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                  1                           20,200                135,744
------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                          2,000                 95,620
------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                 1,400                 90,524
------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., Cl. A                                                       1,300                 65,000
------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                 4,000                231,760
------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                                            1                            1,800                 60,282
------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                           2,000                 84,720
------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                       1,200                 27,252
------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc.                                                                               6,000                104,460
------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                           1,100                 22,000
------------------------------------------------------------------------------------------------------------------------------
Penn West Petroleum Ltd.                                            1                            2,400                 58,022
------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                           1,500                 87,945
------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                               2,100                 54,852
------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                                  4,000                106,250
------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.                                                  1                            1,800                 97,758
------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                     3,700                118,400
------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co.                                                    1                            2,000                 68,820
------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.                                              1                            4,000                 45,360
------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                     4,000                245,600
------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                                      2,600                 87,854
------------------------------------------------------------------------------------------------------------------------------
Triton Energy Ltd.                                                  1                            2,900                 70,760
------------------------------------------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                                                                  1,700                 48,586
------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                     4,000                138,080
------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                900                 31,095
------------------------------------------------------------------------------------------------------------------------------
Velvet Exploration Ltd.                                             1                           52,000                131,602
------------------------------------------------------------------------------------------------------------------------------
Ventus Energy Ltd.                                                  1                           30,000                141,858
------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                          1,000                 18,510
                                                                                                            ------------------
                                                                                                                    3,813,817
------------------------------------------------------------------------------------------------------------------------------
Oil:  International - 4.2%
------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd.                                           1                           10,500                204,545
------------------------------------------------------------------------------------------------------------------------------
Baytex Energy Ltd.                                                  1                           15,000                112,887
------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum Corp.                                             1                           20,000                147,186
------------------------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                            1                          43,300                112,179
------------------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.                                    1                            3,600                 82,957
------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                     1                            5,000                145,688
------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Corp.                                             1                           55,000                126,374
------------------------------------------------------------------------------------------------------------------------------
Encal Energy Ltd.                                                   1                           16,000                110,823
------------------------------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                                              2,000                 68,132


13  Oppenheimer Main Street Opportunity Fund


------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Oil:  International (continued)
------------------------------------------------------------------------------------------------------------------------------
Evergreen Resources, Inc.                                           1                            1,600              $  50,400
------------------------------------------------------------------------------------------------------------------------------
Genesis Exploration Ltd.                                            1                           20,000                154,512
------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                      7,000                125,300
------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd.                                            1                           15,000                143,856
------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.                                            1                            3,000                112,620
------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.                                           1                            7,000                128,205
------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                               1                            4,000                139,194
------------------------------------------------------------------------------------------------------------------------------
Tesco Corp.                                                         1                            1,400                 14,872
------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                           1                            4,500                 93,645
------------------------------------------------------------------------------------------------------------------------------
Vermilion Resources Ltd.                                            1                           17,000                 82,085
------------------------------------------------------------------------------------------------------------------------------
Westport Resources Corp.                                            1                            2,300                 46,000
                                                                                                            ------------------
                                                                                                                    2,201,460
------------------------------------------------------------------------------------------------------------------------------
Financial - 14.4%
------------------------------------------------------------------------------------------------------------------------------
Banks - 3.7%
------------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                          2,000                104,375
------------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                                500                 18,310
------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                   1,400                 84,420
------------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                                        2,000                 81,875
------------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.                              1                           10,000                 77,700
------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                            3,000                 43,770
------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                                      5,000                 77,187
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          4,000                219,960
------------------------------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.                                          1                            4,000                 93,500
------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           2,800                130,480
------------------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                      1                            9,900                103,950
------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp, Inc.                                                                         4,500                110,160
------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                             1,500                115,500
------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                     2,000                148,040
------------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                             4,000                 97,500
------------------------------------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                                                1,200                 28,050
------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares                                           1                              500                 16,250
------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                 900                101,637
------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                        4,000                 76,250
------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                             1,600                107,040
------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                              2,500                 98,875
------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                1,100                 32,824
                                                                                                            ------------------
                                                                                                                    1,967,653
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 6.2%
------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                     1                            1,470                 90,405
------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                      2,000                111,420
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                          2,000                123,400
------------------------------------------------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                                                        5,000                117,450
------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                        700                 44,114
------------------------------------------------------------------------------------------------------------------------------
Catellus Development Corp.                                          1                            2,200                 35,376
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 12,000                671,640
------------------------------------------------------------------------------------------------------------------------------
CompuCredit Corp.                                                   1                            3,200                 27,400
------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                              2,500                120,525


14  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial (continued)
------------------------------------------------------------------------------------------------------------------------------
eFunds Corp.                                                        1                            1,764              $  21,609
------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                       3,000                222,540
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                  1,300                147,875
------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.                                                                           3,000                102,630
------------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                    2,700                155,196
------------------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                              700                 21,175
------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                            1                            5,000                 75,000
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                   1,500                123,420
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        2,800                203,000
------------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                                2,300                 60,720
------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                            2,000                114,980
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                 1,500                127,125
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                       2,500                106,500
------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                            2,000                112,980
------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                        1,400                 81,690
------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                                    2,000                 76,960
------------------------------------------------------------------------------------------------------------------------------
Southwest Securities Group, Inc.                                                                 3,000                 73,650
------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc.                                                                         2,000                 86,920
                                                                                                            ------------------
                                                                                                                    3,255,700
------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.2%
------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                         1                            2,000                 76,460
------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                      2,000                117,960
------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   4,000                155,520
------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                           2,000                152,200
------------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                                 1,400                 41,580
------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      1,400                100,800
------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                        800                 88,920
------------------------------------------------------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.                                                           4,700                 61,993
------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                                1,800                 59,850
------------------------------------------------------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                                                                      3,000                 77,610
------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                          1,700                104,550
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                           2,400                107,640
------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                        800                 77,760
------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                    3,500                114,870
------------------------------------------------------------------------------------------------------------------------------
MONY Group, Inc. (The)                                                                           2,500                 90,300
------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                      1,500                112,725
------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                              1,900                 91,238
------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Ltd.                                                                              2,000                 48,700
                                                                                                            ------------------
                                                                                                                    1,680,676
------------------------------------------------------------------------------------------------------------------------------
Savings & Loans - 1.3%
------------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp.                                            1                            3,000                 93,450
------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.                                                                       4,100                110,700
------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                      2,000                107,080
------------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                                                       3,000                105,750
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                         18,000                149,062
------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                          2,500                120,625
                                                                                                            ------------------
                                                                                                                      686,667


15  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Healthcare - 10.0%
------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - 6.2%
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                         1                            3,300              $ 232,031
------------------------------------------------------------------------------------------------------------------------------
Biopure Corp.                                                       1                              600                 13,500
------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                         5,000                309,450
------------------------------------------------------------------------------------------------------------------------------
Community Health Systems                                            1                            3,000                 75,180
------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.                                          1                              500                  9,125
------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                           1                            1,200                 80,352
------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co. (The)                                                                         2,500                 93,525
------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                                          1                            1,500                 88,219
------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.                                                       1                            2,200                 67,375
------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                                        1                            1,300                 36,237
------------------------------------------------------------------------------------------------------------------------------
Inhale Therapeutic Systems, Inc.                                    1                              300                 11,494
------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                                          1                            1,900                 65,930
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                1,500                139,695
------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.                                           1                            2,000                 65,750
------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                                3,000                236,400
------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                8,000                657,440
------------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences, Inc.                                            1                            4,000                 41,250
------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    13,000                586,950
------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                            4,000                201,600
------------------------------------------------------------------------------------------------------------------------------
Thoratec Laboratories Corp.                                         1                              800                  9,750
------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                         2,500                141,025
------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.                                        1                              400                 26,925
------------------------------------------------------------------------------------------------------------------------------
Vivus, Inc.                                                         1                            2,800                 10,675
------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                                               2,300                 55,591
                                                                                                            ------------------
                                                                                                                    3,255,469
------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 3.8%
------------------------------------------------------------------------------------------------------------------------------
ATS Medical, Inc.                                                   1                            4,900                 62,475
------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                                            2,000                 75,120
------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostics, Inc.                                           1                              400                 15,175
------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                                             1                            6,000                100,560
------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                            1,100                104,830
------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                   1                            8,000                100,800
------------------------------------------------------------------------------------------------------------------------------
Cooper Companies, Inc. (The)                                                                     1,000                 38,600
------------------------------------------------------------------------------------------------------------------------------
Covance, Inc.                                                       1                            7,600                104,500
------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                                         1                            1,500                 99,000
------------------------------------------------------------------------------------------------------------------------------
DVI, Inc.                                                           1                            2,400                 41,232
------------------------------------------------------------------------------------------------------------------------------
Dynacare, Inc.                                                      1                            4,100                 34,850
------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.                                                    1                            4,700                102,742
------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Technology, Inc.                                  1                            1,600                 47,616
------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.                          1                              500                 68,110
------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc.                                                    1                              500                  5,312
------------------------------------------------------------------------------------------------------------------------------
Ocular Sciences, Inc.                                               1                            5,900                 90,712
------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.                                           1                            4,000                124,750
------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                                     1                            7,000                170,187
------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                            1                            1,000                 41,250
------------------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                    1                              300                 10,781


16  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services (continued)
------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                           3,000              $ 130,860
------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                               1                            4,000                113,500
------------------------------------------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.                                             1                            2,000                114,580
------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                              1                            1,500                122,850
------------------------------------------------------------------------------------------------------------------------------
VISX, Inc.                                                          1                            6,100                 82,777
                                                                                                            ------------------
                                                                                                                    2,003,169
------------------------------------------------------------------------------------------------------------------------------
Technology - 18.6%
------------------------------------------------------------------------------------------------------------------------------
Computer Hardware - 4.4%
------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                                                          1                            5,300                 56,975
------------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc.                                                       1                            8,300                121,387
------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                          1                            2,000                109,100
------------------------------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                     1                            3,000                 49,125
------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                1                            4,900                105,962
------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                               1                            5,000                105,312
------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.                                             1                            2,600                 53,560
------------------------------------------------------------------------------------------------------------------------------
Comdisco, Inc.                                                                                   6,800                110,636
------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                            4,000                 94,840
------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                 1                            5,500                143,687
------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.                                             1                              700                 30,756
------------------------------------------------------------------------------------------------------------------------------
Handspring, Inc.                                                    1                            2,000                 91,906
------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                              6,000                220,440
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                                             700                 74,156
------------------------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.                                                1                            9,100                167,212
------------------------------------------------------------------------------------------------------------------------------
Micron Electronics, Inc.                                            1                           12,000                 57,750
------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                           1                            1,400                 66,864
------------------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.                                              1                            3,000                 33,375
------------------------------------------------------------------------------------------------------------------------------
Netsolve, Inc.                                                      1                           10,400                 74,750
------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                               3,000                104,910
------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.-DLT & Storage Systems Group                           1                            2,900                 41,325
------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.-Hard Disk Drive Group                                 1                           13,200                149,292
------------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc.                                               1                            1,500                 32,812
------------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.                                              1                            1,600                 76,600
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                                       1                            2,000                 63,875
------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp.                                         1                            3,700                 68,219
                                                                                                            ------------------
                                                                                                                    2,304,826
------------------------------------------------------------------------------------------------------------------------------
Computer Services - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc.                                          1                            2,000                 76,000
------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp.                                                     1                            1,000                 55,313
------------------------------------------------------------------------------------------------------------------------------
Clarent Corp.                                                       1                            7,000                117,250
------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                 2,000                121,620
------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                                              1                            3,000                 70,500
------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                                                  1                            1,800                 54,000
------------------------------------------------------------------------------------------------------------------------------
HomeStore.com, Inc.                                                 1                              500                 14,688
------------------------------------------------------------------------------------------------------------------------------
Information Holdings, Inc.                                          1                            1,600                 41,248
------------------------------------------------------------------------------------------------------------------------------
internet.com Corp.                                                  1                            6,500                 59,313
------------------------------------------------------------------------------------------------------------------------------
JNI Corp.                                                           1                            3,000                 61,688
------------------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.                                                      1                            4,000                 87,000


17  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Computer Services - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Multex.com, Inc.                                                    1                              600              $  11,025
------------------------------------------------------------------------------------------------------------------------------
NetCreations, Inc.                                                  1                            5,500                 38,156
------------------------------------------------------------------------------------------------------------------------------
Palm, Inc.                                                          1                            4,000                108,500
------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                    1,500                 67,688
------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.                                            1                            5,000                 32,813
------------------------------------------------------------------------------------------------------------------------------
Turnstone Systems, Inc.                                             1                            8,000                 54,000
------------------------------------------------------------------------------------------------------------------------------
Websense, Inc.                                                      1                            1,100                 17,600
                                                                                                            ------------------
                                                                                                                    1,088,402
------------------------------------------------------------------------------------------------------------------------------
Computer Software - 5.2%
------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                600                 26,213
------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.                                               1                              200                 11,038
------------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc.                                          1                            5,000                 55,938
------------------------------------------------------------------------------------------------------------------------------
BARRA, Inc.                                                         1                            2,500                122,813
------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                                   1                            2,500                164,844
------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.                                        1                            2,800                 82,572
------------------------------------------------------------------------------------------------------------------------------
Carreker Corp.                                                      1                            3,000                 77,063
------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.                                                     1                           10,100                125,619
------------------------------------------------------------------------------------------------------------------------------
Creative Technologies Corp.                                                                      7,000                 94,938
------------------------------------------------------------------------------------------------------------------------------
Dataram Corp.                                                       1                            1,100                 18,013
------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                                            1                              800                 17,200
------------------------------------------------------------------------------------------------------------------------------
Informix Corp.                                                      1                           24,100                179,997
------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc.                                                    1                              600                 20,138
------------------------------------------------------------------------------------------------------------------------------
Liberate Technologies, Inc.                                         1                            6,200                107,338
-----------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.                                             1                            2,000                101,531
------------------------------------------------------------------------------------------------------------------------------
MetaSolv, Inc.                                                      1                            5,000                106,250
------------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.                                            1                            6,000                 45,375
------------------------------------------------------------------------------------------------------------------------------
ONYX Software Corp.                                                 1                            4,400                 70,400
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                        1                           11,000                320,375
------------------------------------------------------------------------------------------------------------------------------
PLATO Learning, Inc.                                                1                            6,000                133,500
------------------------------------------------------------------------------------------------------------------------------
Portal Software, Inc.                                               1                           13,000                169,000
------------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.                                                                          3,000                155,813
------------------------------------------------------------------------------------------------------------------------------
Remedy Corp.                                                        1                            5,000                131,250
------------------------------------------------------------------------------------------------------------------------------
Scient Corp.                                                        1                            7,000                 25,375
------------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                                               1                              500                 17,000
------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                1                            1,000                 66,313
------------------------------------------------------------------------------------------------------------------------------
SilverStream Software, Inc.                                         1                              500                  8,469
------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc.                                                        1                            2,300                 58,075
------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                      1                            1,100                 56,513
------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                      1                            1,400                 72,800
------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc.                                             1                            3,300                 56,100
------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.                                                1                            1,200                 45,525
------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc.                                            1                              300                 11,400
                                                                                                            ------------------
                                                                                                                    2,754,788
------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.6%
------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.                                 1                              900                 22,331
------------------------------------------------------------------------------------------------------------------------------
Antec Corp.                                                         1                            1,500                 20,906
------------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)                                             1                              400                 18,100


18  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Communications Equipment (continued)
------------------------------------------------------------------------------------------------------------------------------
GenTek, Inc.                                                                                     2,800              $  46,480
------------------------------------------------------------------------------------------------------------------------------
Gentner Communications Corp.                                        1                            1,300                 19,013
------------------------------------------------------------------------------------------------------------------------------
International FiberCom, Inc.                                        1                            5,000                 39,688
------------------------------------------------------------------------------------------------------------------------------
Jupiter Media Metrix, Inc.                                          1                            5,000                 34,688
------------------------------------------------------------------------------------------------------------------------------
Natural MicroSystems Corp.                                          1                            5,000                 58,750
------------------------------------------------------------------------------------------------------------------------------
New Focus, Inc.                                                     1                              300                 18,056
------------------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                      900                 73,463
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                            1,000                 38,230
------------------------------------------------------------------------------------------------------------------------------
PC-Tel, Inc.                                                        1                              500                  5,875
------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                   1                            2,000                109,000
------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                         2,000                120,000
------------------------------------------------------------------------------------------------------------------------------
Tekelec                                                             1                              700                 19,600
------------------------------------------------------------------------------------------------------------------------------
Terayon Communication Systems, Inc.                                 1                            6,900                 44,850
------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc.                                                     1                            6,300                161,438
                                                                                                            ------------------
                                                                                                                      850,468
------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%
------------------------------------------------------------------------------------------------------------------------------
ACT Manufacturing, Inc.                                             1                            1,700                 39,313
------------------------------------------------------------------------------------------------------------------------------
Actel Corp.                                                         1                            1,900                 51,300
------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                        1                            5,100                125,460
------------------------------------------------------------------------------------------------------------------------------
Alpha Technologies Group, Inc.                                      1                            4,000                 39,000
------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                        1                              900                 27,225
------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.                                              1                            3,300                 75,075
------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc. Call, 6/18/01, $90                             1                            1,600                100,160
------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.                                             1                            2,700                 85,023
------------------------------------------------------------------------------------------------------------------------------
Atmel Corp.                                                         1                            3,600                 61,200
------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                                                      3,100                 85,219
------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc.                                                  1                            2,100                 59,325
------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                        1                            1,000                 26,297
------------------------------------------------------------------------------------------------------------------------------
Cree, Inc.                                                          1                              500                 17,250
------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                                                         1                            2,300                 79,063
------------------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                         800                 29,744
------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.                                 1                            1,100                 39,050
------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Cl. A                        1                            1,800                 33,120
------------------------------------------------------------------------------------------------------------------------------
FEI Co.                                                             1                            2,900                 85,913
------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                     1,900                 57,380
------------------------------------------------------------------------------------------------------------------------------
ICOS Vision Systems Corp. NV                                        1                              700                 14,875
------------------------------------------------------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.                                   1                            2,700                 57,375
------------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp.                                       1                            1,200                 64,752
------------------------------------------------------------------------------------------------------------------------------
Intersil Holding Corp.                                              1                            3,100                 91,838
------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                                  1                            2,000                 52,875
------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          1,300                 81,413
------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc.                                            1                            5,300                 84,469
------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                     1                              900                 54,956
------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                     1                            1,300                 15,015
------------------------------------------------------------------------------------------------------------------------------
Merix Corp.                                                         1                            1,600                 25,400
------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                        1                            1,600                 73,600
------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.                                                                            4,294                100,909


19  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                    Market Value
                                                                                                Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%
------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                        1                            3,500    $           100,450
------------------------------------------------------------------------------------------------------------------------------
Nu Horizons Electronics Corp.                                       1                            4,100                 53,044
------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                        1                              900                 46,463
------------------------------------------------------------------------------------------------------------------------------
Oak Technology, Inc.                                                1                              400                  3,250
------------------------------------------------------------------------------------------------------------------------------
PLX Technology, Inc.                                                1                              900                  7,200
------------------------------------------------------------------------------------------------------------------------------
Power-One, Inc.                                                     1                              400                 18,825
------------------------------------------------------------------------------------------------------------------------------
Semitool, Inc.                                                      1                            4,300                 58,856
------------------------------------------------------------------------------------------------------------------------------
Trikon Technologies, Inc.                                           1                            4,000                 60,000
------------------------------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd.                                             1                            4,000                 89,500
------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.                                        1                            2,200                 77,550
------------------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc.                                         1                            1,100                 23,100
------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.                     1                            3,500                108,500
------------------------------------------------------------------------------------------------------------------------------
Vicor Corp.                                                         1                            1,400                 50,050
------------------------------------------------------------------------------------------------------------------------------
Virata Corp.                                                        1                            3,000                 49,313
------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                        1                            2,000                108,000
------------------------------------------------------------------------------------------------------------------------------
Zoran Corp.                                                         1                            3,000                 53,250
                                                                                                            ------------------
                                                                                                                    2,740,945
------------------------------------------------------------------------------------------------------------------------------
Photography - 0.1%
------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.                                                                                   5,000                 34,750
------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.7%
------------------------------------------------------------------------------------------------------------------------------
Air Transportation - 0.9%
------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                           1                            1,900                 74,271
------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                                   1                            1,000                 52,150
------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                            2,000                 94,440
------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc.                                             1                              800                 26,450
------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A                                     1                            1,800                 44,663
------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                           4,000                125,320
------------------------------------------------------------------------------------------------------------------------------
UAL Corp.                                                                                        1,800                 73,620
                                                                                                            ------------------
                                                                                                                      490,914
------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Arnold Industries, Inc.                                                                          5,000                102,500
------------------------------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. B                                                         415                 16,247
------------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                         100                  4,611
------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc.                               1                            9,100                114,933
------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.                                        1                            3,100                 86,087
                                                                                                            ------------------
                                                                                                                      324,378
------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Airborne, Inc.                                                                                   4,000                 54,440
------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                                 2,700                 69,633
                                                                                                            ------------------
                                                                                                                      124,073
------------------------------------------------------------------------------------------------------------------------------
Utilities - 3.9%
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                       1                              600                 23,946
------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                    3,000                 91,050
------------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                   3,500                 66,710
------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                   3,000                105,870
------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                4,000                146,280


20  Oppenheimer Main Street Opportunity Fund

------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                  Market Value
                                                                                            Shares                See Note 1
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (continued)
------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                  2,000            $   116,000
------------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                    2,500                 94,500
------------------------------------------------------------------------------------------------------------------------------
NRG Energy,Inc.                                                     1                            4,000                101,760
------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                      2,000                 86,340
------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                        2,500                104,875
------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            3,000                122,730
------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                             3,000                113,100
------------------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                                     5,000                145,900
                                                                                                            ------------------
                                                                                                                    1,319,061
------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.4%
------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                                     3,000                146,100
------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                             2,460                154,734
------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                        1,000                 58,680
------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                              1,600                 86,960
------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.                                                                          4,000                 36,080
------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                                      4,000                106,800
------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                        4,500                176,085
                                                                                                            ------------------
                                                                                                                      765,439
                                                                                                            ------------------
Total Common Stocks (Cost $47,107,862)                                                                             50,624,277

                                                                                      Principal
                                                                                      Amount
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities Inc.,
5.65%, dated 1/31/01, to be repurchased at $3,530,554 on 2/1/01, collateralized by U.S. Treasury Nts., 6.875%, 5/15/06, with a value of
$262,962 and U.S. Treasury Bonds, 7.50%--13.25%, 8/15/13--2/15/20,
with a value of $3,347,708  (Cost $3,530,000)                                       $        3,530,000              3,530,000

------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $50,637,862)                                                   102.7%            54,154,277
------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                             (2.7)            (1,433,359)
                                                                                      -----------------   --------------------

Net Assets                                                                                       100.0%           $52,720,918
                                                                                      =================   ====================

1.  Non-income-producing security.

See accompanying Notes to Financial Statements.



21  Oppenheimer Main Street Opportunity Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                              January 31, 2001 (Unaudited)




-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $50,637,862) - see accompanying statement                                            $54,154,277
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 274,151
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                   1,514,258
Shares of beneficial interest sold                                                                                   548,986
Interest and dividends                                                                                                17,791
Other                                                                                                                 17,371
                                                                                                         --------------------
Total assets                                                                                                      56,526,834

-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased                                                                                              3,767,744
Distribution and service plan fees                                                                                    15,818
Shares of beneficial interest redeemed                                                                                 5,000
Transfer and shareholder servicing agent fees                                                                          3,163
Trustees' compensation                                                                                                   133
Other                                                                                                                 14,058
                                                                                                         --------------------
Total liabilities                                                                                                  3,805,916

-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                       $52,720,918
                                                                                                         ====================

-----------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                  $49,176,398
-----------------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                                (41,104)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                              69,209
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                           3,516,415
                                                                                                         --------------------
Net assets                                                                                                       $52,720,918
                                                                                                         ====================


22  Oppenheimer Main Street Opportunity Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities (Continued)




-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$32,959,266 and 3,200,194 shares of beneficial interest outstanding)                                                  $10.30
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.93

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,442,949
and 918,577 shares of beneficial interest outstanding)                                                                $10.28

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,317,673
and 1,003,768 shares of beneficial interest outstanding)                                                              $10.28

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,030 and 100 shares of beneficial interest outstanding)                                               $10.30


See accompanying Notes to Financial Statements.





23  Oppenheimer Main Street Opportunity Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Operations                                                          For the Period from September 25, 2000
                                                                                 (inception of offering) to January 31, 2001
                                                                                 (Unaudited)



-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                                             $75,128
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $78)                                                                   66,924
                                                                                                         --------------------
Total income                                                                                                         142,052

-----------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                       76,205
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                               17,605
Class B                                                                                                               14,209
Class C                                                                                                               16,976
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                8,425
Class B                                                                                                                1,718
Class C                                                                                                                2,050
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            6,500
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    4,800
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   811
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              684
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          16,044
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  3,530
                                                                                                         --------------------
Total expenses                                                                                                       169,557
Less expenses paid indirectly                                                                                           (684)
                                                                                                         --------------------
Net expenses                                                                                                         168,873

-----------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                                                  (26,821)
-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain on:
Investments                                                                                                           69,020
Foreign currency transactions                                                                                            189
                                                                                                         --------------------
Net realized gain                                                                                                     69,209

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                        3,481,011
Translation of assets and liabilities denominated in foreign currencies                                               35,404
                                                                                                         --------------------
Net change                                                                                                         3,516,415
                                                                                                         --------------------
Net realized and unrealized gain                                                                                   3,585,624

-----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                              $3,558,803
                                                                                                         ====================

See accompanying Notes to Financial Statements.








24  Oppenheimer Main Street Opportunity Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                                 Period Ended
                                                                                                                 January 31, 2001
                                                                                                                 (Unaudited)(1)
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment loss                                                                                                 ($26,821)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                              69,209
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                               3,516,415
                                                                                                         --------------------
Net increase in net assets resulting from operations                                                               3,558,803

-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                                                              (14,282)
Class B                                                                                                                   (1)
Class C                                                                                                                   --
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                           30,820,830
Class B                                                                                                            8,708,365
Class C                                                                                                            9,544,203
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                                                    52,617,918
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  103,000 (2)
                                                                                                         --------------------
End of period (including overdistributed net investment
income of $41,104 for the period ended January 31, 2001)                                                         $52,720,918
                                                                                                         ====================

1. For the period from September 25, 2000 (inception of offering) to January 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at September 7, 2000.

See accompanying Notes to Financial Statements.




25  Oppenheimer Main Street Opportunity Fund

---------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                                      Class A              Class B             Class C              Class Y
                                                      --------------------------------------------------------------------------
                                                      Period Ended         Period Ended        Period Ended         Period Ended
                                                      January 31,          January 31,         January 31,          January 31,
                                                      2001(1)              2001(1)             2001(1)              2001(1)
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                   $10.00              $10.00               $10.00              $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               -- (2)            (.01)                (.02)                .02
Net realized and unrealized gain                          .31                 .29                  .30                 .29
                                              -----------------------------------------------------------------------------
Total income from investment operations                   .31                 .28                  .28                 .31
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)                 --                   --                (.01)
--------------------------------------------------------------     ---------------      ---------------     ---------------
Net asset value, end of period                         $10.30              $10.28               $10.28              $10.30
                                              ================     ===============      ===============     ===============

---------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(3)                     3.06%               2.80%                2.80%               3.14%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $32,959              $9,443              $10,318                  $1
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $20,215              $4,099               $4,891                  $1
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                            0.02%               (0.91)%              (0.89)%             0.60%
Expenses                                                1.44%               2.18%                2.18%               1.19%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   73%                 73%                  73%                 73%

1. For the period from September 25, 2000 (inception of offering) to January 31, 2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




26  Oppenheimer Main Street Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.



27  Oppenheimer Main Street Opportunity Fund

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





28  Oppenheimer Main Street Opportunity Fund

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     Period Ended January 31, 2001 (1)
                                                     Shares        Amount
-------------------------------------------------------------------------------------
Class A
Sold                                                 3,240,103     $      31,288,541
Dividends and/or distributions reinvested                  885                 8,116
Redeemed                                               (50,794)             (475,827)
                                              -----------------    ------------------
Net increase                                         3,190,194     $      30,820,830
                                              =================    ==================

-------------------------------------------------------------------------------------
Class B
Sold                                                   952,285     $       9,020,540
Dividends and/or distributions reinvested                   --                    --
Redeemed                                               (33,808)             (312,175)
                                              -----------------    ------------------
Net increase                                           918,477     $       8,708,365
                                              =================    ==================

-------------------------------------------------------------------------------------
Class C
Sold                                                 1,072,019     $      10,185,037
Dividends and/or distributions reinvested                   --                    --
Redeemed                                               (68,351)             (640,834)
                                              -----------------    ------------------
Net increase                                         1,003,668     $       9,544,203
                                              =================    ==================

-------------------------------------------------------------------------------------
Class Y
Sold                                                        --     $              --
Dividends and/or distributions reinvested                   --                    --
Redeemed                                                    --                    --
                                              -----------------    ------------------
Net increase                                                --     $              --
                                              =================    ==================


        (1) For the period from September 25, 2000 (inception of offering) to January 31, 2001.

3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2001, were $66,828,074 and $19,753,941, respectively.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended January 31, 2001 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.


29  Oppenheimer Main Street Opportunity Fund

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

-------------- ----------------- ------------------ ------------------- ----------------- ----------------
               Aggregate         Class A            Commissions on      Commissions on    Commissions on
               Front-End Sales   Front-End Sales    Class A Shares      Class B Shares    Class C Shares
               Charges on        Charges Retained   Advanced by         Advanced by       Advanced by
Period Ended   Class A Shares    by Distributor     Distributor(1)      Distributor(1)    Distributor(1)
-------------- ----------------- ------------------ ------------------- ----------------- ----------------
January 31,    $124,538          $34,096            $6,662              $166,400          $36,568
2001
-------------- ----------------- ------------------ ------------------- ----------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

---------------- ------------------------------- ------------------------------ -------------------------------
                 Class A Contingent Deferred     Class B Contingent Deferred    Class C Contingent Deferred
                 Sales Charges Retained by       Sales Charges Retained by      Sales Charges Retained by
Period Ended     Distributor                     Distributor                    Distributor
---------------- ------------------------------- ------------------------------ -------------------------------
January 31,      $--                             $2,914                         $--
2001
---------------- ------------------------------- ------------------------------ -------------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class Y shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended January 31, 2001, payments under the Class A plan totaled $17,605 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $320 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


30  Oppenheimer Main Street Opportunity Fund

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-------------------------------------------------------------------------------------------------------------------------
Distribution fees paid to the Distributor for the period ended January 31, 2001, were as follows:
-------------------------------------------------------------------------------------------------------------------------
                                                                 Distributor's Aggregate      Distributor's Aggregate
                    Total Payments        Amount Retained by     Unreimbursed Expenses        Unreimbursed Expenses as
                    Under Plan            Distributor            Under Plan                   % of Net Assets of Class
------------------- --------------------- ---------------------- ---------------------------- ---------------------------
Class B Plan        $14,209               $9,547                 $203,427                      2.15%
------------------- --------------------- ---------------------- ---------------------------- ---------------------------
Class C Plan         16,976                7,942                   44,535                      0.43
------------------- --------------------- ---------------------- ---------------------------- ---------------------------

30  Oppenheimer Main Street Opportunity Fund

[Back cover]
Oppenheimer Main Street Opportunity Fund

     Officers and Trustees     James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               Raymond J. Kalinowski, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               F. William Marshall, Trustee
                               Charles Albers, Vice President
                               Nikolaos Monoyios, Vice President
                               Andrew J. Donohue, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     Investment Advisor        OppenheimerFunds, Inc.

     Distributor               OppenheimerFunds Distributor, Inc.

     Transfer and              OppenheimerFunds Services
     Shareholder
     Servicing Agent

     Custodian of              The Bank of New York
     Portfolio Securities

     Independent Auditors      Deloitte & Touche LLP

     Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.


     The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

     For more complete information about Oppenheimer Main Street Opportunity Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

     Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

     Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203


    (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.

RS0731.001.0101                                        April 1, 2001